Condensed Consolidated Statements of Operations (Unaudited) (Quarterly) - USD ($)	3 Months Ended		6 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020
Income Statement [Abstract]
Revenues	$ 1,199,822	$ 731,164	$ 1,825,009	$ 2,493,486
Costs of services	17,775	283,205	46,080	714,224
Gross profit	1,182,047	447,959	1,778,929	1,779,262
Costs and expenses:
Consulting expense	183,030	3,094	365,635	5,085
Marketing	22,000	4,681	43,826	8,782
Rent	10,481	12,719	22,611	26,798
Payroll and payroll related expenses	730,296	338,744	1,791,655	1,556,242
General and administrative costs	561,370	34,361	956,422	75,500
Total costs and expenses	1,507,177	393,599	3,180,149	1,672,407
Operating income (loss)	(325,130)	54,360	(1,401,220)	106,855
Other income (expense):
Interest expense	(35,026)	(13,281)	(70,271)	(23,564)
Unrealized gain on equity securities			3,275,745
Total other income (expense)	(35,026)	(13,281)	3,205,474	(23,564)
Net income before taxes	(360,156)	41,079	1,804,254	83,291
Income tax provision (benefit)	(86,000)	11,057	621,000	22,398
Net income	$ (274,156)	$ 30,022	$ 1,183,254	$ 60,893
Basic earnings per share	$ (0.10)	$ 0.07	$ 0.48	$ 0.15
Diluted earnings per share	$ (0.10)	$ 0.07	$ 0.47	$ 0.15
Weighted average number of common shares outstanding:
Basic	2,718,383	415,815	2,462,251	415,726
Diluted	2,718,383	415,815	2,497,808	415,726